ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of amortization of right-of-use assets

	Years
Lease facilities		10
Motor vehicles	3	-	4

Schedule of property and equipment useful life

	%
Leased systems		15
Laboratory equipment		15
Computers		33
Office furniture and equipment	3	-	15
Leasehold improvements	10	-	33